Financial instruments (Details 21) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial instruments [Line Items]
Accounts payable	$ 195,858	$ 200,215
Other accounts payable	422	281
Total	196,280	200,496
Accounts payable	0	0
Other accounts payable	0	0
Total	0	0
Accounts payable	195,858	200,215
Other accounts payable	422	281
Total	$ 196,280	$ 200,496